IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Schedule of sensitivity analysis and key assumptions used for impairments testing on assets
Details of the key assumptions used in impairment tests performed as of December 31, 2019 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group:
Goodwill	$101,846	$5,831
Intangible assets with indefinite useful lives	$14,359	—
Results of test performed as of December 31, 2019:
Recoverable amount	$1,358,859	$255,258
Forecast period annual revenue growth rates (1)	1.3% in 2020, 2.3-3.1% thereafter	6.3% in 2020, 2.8% in 2021, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%
Income tax rate (4)	28.0%	27.0%

(1)
For both models, the annual revenue growth rate for the forecast period, is based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities, included discretely through 2022.

For the ECP CGU, projections expect additional ramping of revenue from the group due to integration and capital expenditure efforts through 2021, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2019 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	1.3% in 2020, 0% thereafter	6.3% in 2020, 1% thereafter
Discount rate	11.0%	12.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%
There was no indication of any impairment resulting from changing the individual assumptions above.
Details of the key assumptions used in impairment tests performed as of December 31, 2018 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group
Goodwill	$101,769	$5,945
Intangible assets with indefinite useful lives	$13,841	—
Results of test performed as of December 31, 2018:
Recoverable amount	$1,428,909	$188,736
Forecast period annual revenue growth rates (1)	13% in 2019, 2.5-3.3% thereafter	32.8% in 2019, 7.6% in 2020, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.5%	2.5%
Income tax rate (4)	25.0%	27.0%

(1)
For both models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, the 2019 projections reflect a full year of benefit from owning Polyair. Beyond 2019, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities.

For the ECP CGU, the 2019 projection reflects a full year of benefit from Capstone's operations as well as the acquisition of Maiweave. The Company expects additional ramping up of revenue from the group due to integration and capital expenditure efforts in 2020, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.

Sensitivity analysis performed as of December 31, 2018 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	10.1% in 2019, 0% thereafter	30.5% in 2019, 3.6% in 2020, tapering down to 1% thereafter
Discount rate	11.0%	13.1%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%

Schedule of impairments (reversals of impairments) recognized on assets
Impairments recognized during the years ended December 31, 2019 and 2018 and reversals of impairments recognized during the year ended December 31, 2019 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2018.

	2019		2018
	Impairment recognized	Impairment reversed	Impairment recognized
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	634	(504)	1,297
Property, plant and equipment
Land	—	—	370
Buildings	236	—	820
Manufacturing equipment	987	(751)	3,649
Computer equipment and software	114	—	—
Furniture, office equipment and other	18	—	—
Construction in progress	65	—	—
	2,054	(1,255)	6,136
Cost of sales
Inventories	2,877	—	716
Property, plant and equipment
Manufacturing equipment	224	—	—
Computer equipment and software	35	—	—
Construction in progress	542	—	84
Intangibles	72	—	—
	3,750	—	800
Total	5,804	(1,255)	6,936